ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT A

The Commodore Nauticus®

Group Flexible Premium Deferred Annuities

Annual Supplement Dated April 30, 2020 to

The Commodore Nauticus Prospectus Dated May 1, 2019

The information in this Supplement updates and otherwise supplements The Commodore Nauticus Prospectus dated May 1, 2019 (the "2019 Nauticus Prospectus"). Please read this Supplement carefully and retain it for future reference.

The Commodore Nauticus Prospectus currently includes the documents listed below.

∙Annual Supplement Dated April 30, 2020, which includes prospectus information that has been revised since May 1, 2019

∙2019 Nauticus Prospectus

The financial statements of Annuity Investors Variable Account A for the year ended December 31, 2019, accompany this Annual Supplement.

How to Get Copies of Documents and Financial Statements

You can access the documents and financial statements described above on our website at gaig.com/annuities/pages/variable- compliance-docs.aspx .   If you would like a free paper copy of any document or financial statement described above, contact us.

Our Contact Information

Company Name: Annuity Investors Life Insurance Company

Mailing Address: P.O. Box 5423, Cincinnati OH 45201-5423

Service Center: 1.800.789.6771

Website:gaig.com

Form and File Numbers

Our contract form numbers for The Commodore Nauticus are G800(95)-3 and C800(95)-3. Form numbers may vary by state. The SEC file number for The Commodore Nauticus is 033-59861.

Terminology

Unless otherwise indicated, terms used in this Supplement have the same meaning as in the 2019 Nauticus Prospectus.

Internet Delivery of Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Company at 1- 800-789-6771.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-800-789-6771. Your election to receive reports in paper will apply to all Portfolios available under your Contract.

Table of Contents
PORTFOLIOS...................................................................................................................................................................................	3
EXPENSE TABLES ..........................................................................................................................................................................	4
EXAMPLES ......................................................................................................................................................................................	6
FINANCIAL INFORMATION.............................................................................................................................................................	6
OVERVIEW ......................................................................................................................................................................................	7
PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES.....................................................................	7
ACCUMULATION PERIOD ..............................................................................................................................................................	8
DEFINITIONS ...................................................................................................................................................................................	9
THE CONTRACTS ...........................................................................................................................................................................	9
ABANDONED PROPERTY REQUIREMENTS ................................................................................................................................	9
ACCUMULATION PERIOD ............................................................................................................................................................	10
BENEFIT PAYMENT PERIOD .......................................................................................................................................................	10
FEDERAL TAX MATTERS .............................................................................................................................................................	11
APPENDIX A: CONDENSED FINANCIAL INFORMATION ...........................................................................................................	15
APPENDIX B: EXAMPLES OF DEATH BENEFIT AMOUNT .........................................................................................................	15
APPENDIX C: CLOSED SUBACCOUNT .......................................................................................................................................	16

PORTFOLIOS

The updated information set out below replaces in its entirety the Portfolio information on the COVER PAGE of the 2019 Nauticus Prospectus.

The Subaccounts under the Contract invest in the corresponding Portfolios listed below.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund - Series I

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I

Invesco Oppenheimer V.I. Main Street Fund® - Series I

Invesco V.I. American Value Fund - Series I

Invesco V.I. Core Equity Fund - Series I

Invesco V.I. Government Securities Fund - Series I

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund - Class I

VP Large Company Value Fund - Class I

VP Mid Cap Value Fund - Class I

VP Ultra® Fund - Class I

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund - Class I

BlackRock Global Allocation V.I. Fund - Class I

BlackRock Government Money Market V.I. Fund - Class I

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund - Class I

BNY Mellon Investment Portfolios

Technology Growth Portfolio - Initial Shares

BNY Mellon Stock Index Fund, Inc.

BNY Mellon Stock Index Fund, Inc. - Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio - Initial Shares

Government Money Market Portfolio -

Growth and Income Portfolio - Initial Shares

Opportunistic Small Cap Portfolio - Initial Shares

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP - Class A

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio - Institutional Shares

Janus Henderson VIT Enterprise Portfolio - Institutional Shares Janus Henderson VIT Forty Portfolio - Institutional Shares

Janus Henderson VIT Global Research Portfolio - Institutional Shares (Closed April 29, 2005) Janus Henderson VIT Overseas Portfolio - Service Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio - Class I

U.S. Real Estate Portfolio - Class I

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio - Administrative Class

PIMCO Real Return Portfolio - Administrative Class

Closed Portfolio

The investment option listed above as "Closed" is available only to Contract Owners who held Accumulation Units in the Subaccount on the date on which it was closed. The Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

Portfolio Changes since May 1, 2019

The list of Portfolios reflects name changes and acquisitions that have occurred since May 1, 2019 as described in the 2019 Nauticus Prospectus or as otherwise described below. If the name of a Portfolio was changed, it is listed under its new name. If a Portfolio was acquired by another Portfolio, the acquired Portfolio is no longer included in the list.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): On or about May 24, 2019, each fund of Oppenheimer Variable Account Funds merged into a corresponding, newly formed fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Non-Service shares were re-designated as Series I shares.

∙Oppenheimer Capital Appreciation Fund/VA merged into Invesco Oppenheimer V.I. Capital Appreciation Fund.

∙Oppenheimer Main Street Fund® /VA merged into Invesco Oppenheimer V.I. Main Street Fund®.

BNY Mellon Investment Portfolios: Effective on or about June 3, 2019, Dreyfus Investment Portfolios was renamed BNY Mellon Investment Portfolios. There was no change in the name of the Technology Growth Portfolio.

BNY Mellon Stock Index Fund, Inc.: Effective on or about June 3, 2019, Dreyfus Stock Index Fund, Inc. was renamed BNY Mellon Stock Index Fund, Inc.

The BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Effective on or about June 3, 2019, The Dreyfus Sustainable U.S. Equity Portfolio, Inc. was renamed BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Variable Investment Fund: Effective on or about June 3, 2019, Dreyfus Variable Investment Fund was renamed

BNY Mellon Variable Investment Fund. There were no changes in the names of the following portfolios: Appreciation Portfolio, Government Money Market Portfolio, Growth and Income Portfolio, and Opportunistic Small Cap Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

EXPENSE TABLES

The information below replaces in its entirety the EXPENSE TABLES section of the 2019 Nauticus Prospectus.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

(Replaces Table A in the 2019 Nauticus Prospectus)

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only) (1)	7.00%	7.00%
Transfer Fee (2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread (3)	3.00%	5.00%

(1)The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

(3)Generally, we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 5%.

Table B: Annual Expenses

(Replaces Table B in the 2019 Nauticus Prospectus)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

	Standard Version	Enhanced Version (1)
Annual Contract Maintenance Fee (2)	$25	$25
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	0.95%
Administration Charge	0.00%	0.00%
Total Separate Account Annual Expenses	1.25%	0.95%

(1)If you meet certain underwriting criteria established by the Company and the Company expects to incur lower sales and servicing expenses related to your Contract, you will receive the enhanced version of the Contract. The lower mortality and expense risk charge associated with the enhanced version is in recognition of the favorable underwriting of a Contract.

(2)If you surrender the Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

(Replaces Table C in the 2019 Nauticus Prospectus)

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets, and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses and other expenses. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Minimum Maximum

0.27%1.53%

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2019. Actual expenses of a Portfolio in future years may be higher or lower. The minimum expenses are the expenses of the BNY Mellon Stock Index Fund, Inc. The maximum expenses are the expenses of the PIMCO Real Return Portfolio.

EXAMPLES

The information below replaces in its entirety the EXAMPLES section of the 2019 Nauticus Prospectus.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the Table A above), the Annual Expenses (described in the Table B above), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of contingent deferred sales charges on your costs.

Example 1: Standard Version of Contract with Maximum Fund Operating Expenses (Replaces Example 1 in the 2019 Nauticus Prospectus)

∙You invest $10,000 in the standard version of the Contract for the time periods indicated, and your investment has a 5% annual return.

∙The annual contract maintenance fee ($25), the maximum Separate Account annual expenses (1.25% for the standard version), and the maximum Portfolio expenses (1.53%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also
assume that the applicable contingent deferred sales charge is incurred. In	$981	$1,402	$1,910	$3,836
this case, your costs would be:
We assume that you keep your Contract and leave your money in your Contract
for the entire period or you annuitize your Contract at the end of the period. The	$281	$902	$1,610	$3,836
contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

Example 2: Enhanced Version of Contract with Minimum Fund Operating Expenses (Replaces Example 2 in the 2019 Nauticus Prospectus)

∙You invest $10,000 in the enhanced version of the Contract for the time periods indicated, and your investment has a 5% annual return.

∙The annual contract maintenance fee ($25), the minimum Separate Account annual expenses (0.95% for the enhanced version), and the minimum Portfolio expenses (0.27%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also
assume that the applicable contingent deferred sales charge is incurred. In	$852	$992	$1,187	$2,160
this case, your costs would be:
We assume that you keep your Contract and leave your money in your Contract
for the entire period or you annuitize your Contract at the end of the period. The	$152	$492	$887	$2,160
contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

FINANCIAL INFORMATION

The text below replaces in its entirety the FINANCIAL INFORMATION section of the 2019 Nauticus Prospectus.

The financial statements of Annuity Investors Variable Account A for the year ended December 31, 2019, accompany this Supplement and are available at gaig.com/annuities/pages/variable-compliance-docs.aspx .

The financial statements of Annuity Investors Life Insurance Company for the years ended December 31, 2019, 2018 and 2017 are available at gaig.com/annuities/pages/variable-compliance-docs.aspx .   If you would like a free paper copy of these financial statements, contact us.

OVERVIEW

The text below is added to the OVERVIEW section of the 2019 Nauticus Prospectus.

What Are the Risks Related to the Contract?

∙The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

o The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of the date of this prospectus, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the variable investment options available under the Contract. If these market conditions continue, and depending on your individual circumstances (e.g., your selected variable investment options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

∙Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.

oThe economic impacts of the COVID-19 pandemic may negatively affect our financial condition and results of operations. The extent to which the COVID-19 pandemic impacts financial markets, the global economy, and our financial strength and claims-paying ability will depend on future developments that cannot be predicted with certainty. We continue to be subject to significant state solvency regulations that require us to reserve amounts to pay our contractual guarantees.

∙If you withdraw money from your Contract or surrender your Contract before age 59½, a penalty tax may be applicable.

PORTFOLIOS, SHARE CLASSES, ADVISORS AND INVESTMENT CATEGORIES

The text below replaces in its entirety the PORTFOLIOS, SHARES CLASSES, ADVISORS AND PORTFOLIO INVESTMENT CATEGORIES section of the 2019 Nauticus Prospectus.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Growth:
Large Growth
Invesco Oppenheimer V.I. Discovery Mid Cap	Series I	Invesco Advisers, Inc.	US Equity Mid Cap: Mid
Growth Fund			Growth
Invesco Oppenheimer V.I. Main Street Fund®	Series I	Invesco Advisers, Inc.	US Equity Large Cap Blend:
Large Blend
Invesco V.I. American Value Fund	Series I	Invesco Advisers, Inc.	US Equity Mid Cap: Mid Value

Invesco V.I. Core Equity Fund	Series I	Invesco Advisers, Inc.	US Equity Large Cap Blend:
Large Blend
Invesco V.I. Government Securities Fund	Series I	Invesco Advisers, Inc.	US Fixed Income

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund	Class I	American Century Investment Management, Inc.	US Equity Mid Cap: Mid
Growth
VP Large Company Value Fund	Class I	American Century Investment Management, Inc.	US Equity Large Cap Value:
Large Value
VP Mid Cap Value Fund	Class I	American Century Investment Management, Inc.	US Equity Mid Cap: Mid Value

VP Ultra® Fund	Class I	American Century Investment Management, Inc.	US Equity Large Cap Growth:
Large Growth
BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund	Class I	BlackRock Inc.	US Equity Large Cap Value:
Large Value
BlackRock Global Allocation V.I. Fund	Class I	BlackRock Inc.	Moderate Allocation: Large
Blend

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY
CLASS

BlackRock Government Money Market V.I. Fund	Class I	BlackRock Inc.	US Money Market

BlackRock Variable Series Funds II, Inc.

BlackRock High Yield V.I. Fund	Class I	BlackRock Inc.	US Fixed Income: Mid Value

BNY Mellon Investment Portfolios

Technology Growth Portfolio	Initial Shares	BNY Mellon Investment Adviser, Inc.	Technology Sector Equity:
Large Growth
BNY Mellon Stock Index Fund, Inc.

BNY Mellon Stock Index Fund, Inc.	Initial Shares	BNY Mellon Investment Adviser, Inc.	US Equity Large Cap Blend:
		Index Manager: Mellon Investments Corporation (an	Large Blend
affiliate of BNY Mellon Investment Adviser, Inc.)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Initial Shares	BNY Mellon Investment Adviser, Inc.	US Equity Large Cap Blend:
		Sub-Advisor: Newton Investment Management	Large Blend
Limited
BNY Mellon Variable Investment Fund

Appreciation Portfolio	Initial Shares	Adviser: BNY Mellon Investment Adviser, Inc.	US Equity Large Cap Blend:
		Sub-Adviser: Fayez Sarofim & Co.	Large Growth

Government Money Market Portfolio		Dreyfus Cash Investment Strategies, a division of	US Money Market
BNY Mellon Investment Adviser, Inc.
Growth and Income Portfolio	Initial Shares	BNY Mellon Investment Adviser, Inc.	US Equity Large Cap Growth:
Large Growth
Opportunistic Small Cap Portfolio	Initial Shares	BNY Mellon Investment Adviser, Inc.	US Equity Small Cap: Small
Blend
Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP	Class A	DWS Investment Management Americas, Inc.	US Equity Small Cap: Small
Blend
Janus Aspen Series

Janus Henderson VIT Balanced Portfolio	Institutional	Janus Capital Management LLC	Moderate Allocation: Large
	Shares		Blend
Janus Henderson VIT Enterprise Portfolio	Institutional	Janus Capital Management LLC	US Equity Mid Cap: Mid
	Shares		Growth
Janus Henderson VIT Forty Portfolio	Institutional	Janus Capital Management LLC	US Equity Large Cap Growth:
	Shares		Large Growth
Janus Henderson VIT Overseas Portfolio	Service	Janus Capital Management LLC	Global Equity Large Cap:
	Shares		Large Blend
Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management, Inc.	US Fixed Income

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management, Inc.	Real Estate Sector Equity: Mid
Value
PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio	Administrative	Pacific Investment Management Company LLC	US Fixed Income
Class
PIMCO Real Return Portfolio	Administrative	Pacific Investment Management Company LLC	US Fixed Income
Class

The investment category for a Portfolio that is listed in the table above was assigned by an unaffiliated provider of independent investment research and is based on portfolio statistics and compositions over the past three years.

ACCUMULATION PERIOD

The text below is added to the subsection entitled "Purchase Payments" of the ACCUMULATION PERIOD section of the 2019 Nauticus Prospectus.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

DEFINITIONS

The text below replaces in its entirety the definition of "Accumulation Period" in the DEFINITIONS section of the 2019 Nauticus Prospectus.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

The text below is added to the DEFINITIONS section of the 2019 Nauticus Prospectus.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

THE CONTRACTS

The text below replaces in its entirety the subsection entitled "Successor Owner" of the "Persons with Rights under a Contract" subsection of the THE CONTRACTS section of the 2019 Nauticus Prospectus.

Successor Owner. The surviving spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse (or your civil union partner/domestic partner in applicable states) must make an election before the Death Benefit Commencement Date.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse in NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

ABANDONED PROPERTY REQUIREMENTS

The text below replaces in its entirety the ABANDONED PROPERTY REQUIREMENTS section of the 2019 Nauticus Prospectus.

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.)

For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Accumulation Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

∙to update your contact information, such as your address, phone number and email address, if and as it changes; and

∙to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ACCUMULATION PERIOD

The text below replaces in its entirety the subsection entitled "Step Up in Account Value under Successor Owner Endorsement" of the ACCUMULATION PERIOD section of the 2019 Nauticus Prospectus.

If the Contract is modified by the Successor Owner endorsement, and the surviving spouse (or your civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of a certificate, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

The Successor Owner endorsement may not be available in all states.

BENEFIT PAYMENT PERIOD

The text below replaces in its entirety the subsection entitled "Death Benefit Amount" of the "Death Benefit" subsection of the BENEFIT PAYMENT PERIOD section of the 2019 Nauticus Prospectus.

Death Benefit Amount. The Death Benefit Amount will be based on the greatest of:

1)the Account Value on the Death Benefit Valuation Date;

2)the total purchase payment(s), less any partial surrenders and any CDSCs that applied to those amounts; or

3)the largest Account Value on any certificate anniversary which is an exact multiple of five and prior to the Owner's death or the Owner's 75th birthday if earlier, less any partial surrenders and any CDSCs that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

The text below replaces in its entirety the subsection entitled "Payment of Benefits" of the BENEFIT PAYMENT PERIOD section of the 2019 Nauticus Prospectus.

When a certificate is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

FEDERAL TAX MATTERS

The text below replaces in its entirety the FEDERAL TAX MATTERS section of the 2019 Nauticus Prospectus.

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code ("IRC") Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner's taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax- deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity ("IRA") under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59½, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish "tax-sheltered annuity" or "TSA" plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59½, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70½, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee's taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59½, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees' gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer's general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

		Nonqualified	Other
	Tax-Qualified Contracts and Plans	Deferred Compensation Plans	Non-Tax-Qualified Contracts
Plan Types	 IRC §408 (IRA, SEP, SIMPLE IRA)	 IRC §409A	IRC §72 only
	 IRC §408A (Roth IRA)	 Nongovernmental IRC §457(b)
	 IRC §403(b) (Tax Sheltered Annuity)	 IRC §457(f)
 IRC §401 (Pension, Profit–Sharing,
401(k))
 Governmental IRC §457(b)
 IRC §402A (Roth TSA, Roth 401(k), or
Roth 457(b))
Who May	Eligible employee, employer, or employer	Employer on behalf of eligible	Anyone. Non-natural person will generally
Purchase a	plan.	employee. Employer generally loses	lose tax-deferred status.
Contract		tax-deferred status of Contract itself.
Contribution	Contributions are limited by the IRC and/or plan requirements		None
Limits
Distribution	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan		None.
Restrictions	requirements.
Taxation of	Generally, 100% of distributions must be included in taxable income. However,		Generally, distributions must be included in
Withdrawals,	the portion that represents any after-tax investment is not taxable. Distributions		taxable income until all accumulated
Surrenders,	from Roth IRA are deemed to come first from after-tax contributions. Distributions		earnings are paid out. Thereafter,
and Lump Sum	from other plans are generally deemed to come from taxable income and after-tax		distributions are tax-free return of the
Death Benefit	investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or		original investment.
§402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain
	requirements are met.		However, distributions are tax-free until any
investment made before August 14, 1982
	For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA,		is returned.
and all Roth IRAs of an owner are treated as a single Roth IRA.
For tax purposes, all non-tax-qualified
annuity contracts issued to the same owner
by the same insurer in the same calendar
year are treated as one contract.
Taxation of	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the
Annuitization	total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar
Payments	amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In
(annuity benefit	either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable
or death	income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are
benefit)	met.
Possible	Taxable portion of payments made before	None.	Taxable portion of payments made before
Penalty Taxes	age 59½ may be subject to 10% penalty		age 59½ may be subject to a 10% penalty
for	tax (or 25% for a SIMPLE IRA during the		tax. Penalty taxes do not apply to
Distributions	first two years of participation). Penalty		payments after the Owner's death. Other
Before Age	taxes do not apply to payments after the		exceptions may apply.
59½	participant's death, or to §457 plans.
Other exceptions may apply.
Assignment/	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to
Transfer of			transferor upon transfer or assignment. Gift
Contract			tax consequences are not discussed
herein.

		Nonqualified	Other
	Tax-Qualified Contracts and Plans	Deferred Compensation Plans	Non-Tax-Qualified Contracts
Federal Income	Eligible rollover distributions from §401,	Generally subject to wage	Generally, Payee may elect to have taxes
Tax	§403(b), and governmental §457(b) plans	withholding.	withheld or not.
Withholding	are subject to 20% mandatory withholding
on taxable portion unless direct rollover.
For other payments, Payee may generally
elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax- Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

∙For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (or age 70 1/2 if born before July 1, 1950). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

∙For a Roth IRA, there are no required distributions during the owner's life.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, there are no required distributions during the Owner's life.

After the death of the Owner or plan participant:

∙For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary. Some beneficiaries may take payments over life or life expectancy, and others must receive all benefits within five or ten years after death.

∙For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

∙For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

∙For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The text below replaces in its entirety APPENDIX A: CONDENSED FINANCIAL INFORMATION of the 2019 Nauticus Prospectus.

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for each Subaccount at December 31, 2019 is included in the financial statements of Annuity Investors Variable Account A. The beginning Accumulation Unit Value for the BlackRock Government Money Market V.I. Fund Subaccount and the BNY Mellon Variable Investment Fund Government Money Market Portfolio (formerly the Dreyfus VIF Government Money Market Portfolio) Subaccount was 1.000000 as of each Subaccount's inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: EXAMPLES OF DEATH BENEFIT AMOUNT

The text below replaces in its entirety APPENDIX B: EXAMPLES OF DEATH BENEFIT AMOUNT of the 2019 Nauticus Prospectus.

This example is intended to help you understand how a partial surrender and any applicable CDSCs impact the Death Benefit amount. This example assumes:

∙your total Purchase Payments equal $100,000;

∙you withdraw $10,000 from the Contract in the second Contract year, and incur applicable CDSCs in the amount of $638;

∙your Account Value on the Death Benefit Valuation Date is $140,000;

∙the Death Benefit Valuation Date occurs on the 9th Contract Anniversary Date;

∙the Account Value on the 5th Contract Anniversary Date was $115,000;

∙the Death Benefit Valuation Date occurs prior to the Owner's 75th birthday; and

∙the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the total Purchase Payment(s) less any partial surrenders and applicable CDSCs.
Purchase Payments	$100,000
Less partial surrenders/withdrawals	-10,000
Less applicable CDSCs	-638
Purchase Payments reduced for partial surrenders/CDSCs	$89,362

Step Two: Determine the largest Account Value on any Contract Anniversary which is an exact multiple of five prior to the Death Benefit Valuation Date, less any partial surrenders and applicable CDSCs.

Largest Account Value (5th Contract Anniversary)	$115,00
Less applicable partial surrenders/withdrawals*	-0
Less applicable CDSCs*	-0
Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

*Only partial surrenders/withdrawals made after, and associated CDSCs imposed after, the relevant Contract Anniversary (i.e., the 5th Contract Anniversary in this example) are "applicable" to reduce the relevant Largest Account

Value.

Step Three: Determine the Death Benefit amount.
The Death Benefit amount is the largest of the following:
Account Value on the Death Benefit Valuation Date	$140,000
Purchase Payments reduced for partial surrenders/CDSCs	$89,362
Largest Account Value (5th Contract Anniversary) reduced for partial surrenders/CDSCs	$115,000

In this example, the Account Value ($140,000) is larger than the reduced Purchase Payments ($89,362) and larger than the Largest Account Value ($115,000). So, the Death Benefit amount would be based on your Account Value on the Death Benefit Valuation Date ($140,000).

The Death Benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

APPENDIX C: CLOSED SUBACCOUNT

The text below replaces in its entirety APPENDIX C: CLOSED SUBACCOUNT of the 2019 Nauticus Prospectus.

This Appendix provides information you should know before making any decision to allocate Purchase Payments or transfer amounts to the Subaccounts (individually, the "Closed Subaccount" and collectively, the "Closed Subaccounts") investing in the Portfolios listed below ("Closed Portfolios"). Each Closed Subaccount is an additional investment option available only to

Contract Owners or Participants who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

PORTFOLIO	SHARE	ADVISOR	INVESTMENT CATEGORY	CUTOFF
	CLASS			DATE

Janus Aspen Series	Institutional	Janus Capital Management	Global Equity Large Cap:	April 29, 2005
Janus Henderson VIT		LLC	Large Growth
Global Research Portfolio

Condensed Financial Information for Closed Subaccounts

Accumulation Unit information (number of Accumulation Units outstanding and Accumulation Unit Values) for the Closed Subaccount at December 31, 2019 is included in the financial statements of Annuity Investors Variable Account A. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of December 7, 1995 (the inception date of the Closed Subaccount).

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